Expense Example - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund - Fidelity Contrafund - Class K	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591